Consolidated Statements Of Cash Flow	6 Months Ended
Feb. 28, 2021
Consolidated Statements of Cash Flows [Abstract]
Consolidated Statements Of Cash Flows

15. CONSOLIDATED STATEMENTS OF CASH FLOWS

(i) Funds flow from operations

	Three months ended		Six months ended
	February 28, 2021	February 29, 2020	February 28, 2021	February 29, 2020
Net income from continuing operations	217	167	380	329
Adjustments to reconcile net income to funds flow from operations:
Amortization	303	301	609	605
Deferred income tax expense	31	22	53	34
Share-based compensation	1	1	1	1
Defined benefit pension plans	3	3	3	1
Net change in contract asset balances	13	(17)	8	(45)
Fair value adjustments for private investments	(27)	-	(27)	-
Other	(2)	19	-	21
Funds flow from operations	539	496	1,027	946

(ii) Interest and income taxes paid and interest received and classified as operating activities are as follows:

	Three months ended		Six months ended
	February 28, 2021	February 29, 2020	February 28, 2021	February 29, 2020
Interest paid	35	31	110	140
Income taxes paid (net of refunds)	64	68	158	102
Interest received	1	1	3	5

(iii) Non-cash transactions:

The Consolidated Statements of Cash Flows exclude the following non-cash transactions:

	Six months ended
	February 28, 2021	February 29, 2020
Issuance of Class B Non-Voting Shares:
Dividend reinvestment plan	-	37